January 13, 2023

BNY MELLON INVESTMENT FUNDS V, INC.

- BNY Mellon Diversified International Fund

Supplement to Current Summary Prospectus and Prospectus

The following information will supersede and replace the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Lisa M. Sampson is the fund's primary portfolio manager responsible for investment allocation decisions, a position she has held since January 2023. Ms. Sampson is an Investment Solutions Manager for BNY Mellon Wealth Management. Ms. Sampson also is an employee of BNYM Investment Adviser.

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The following information will supersede and replace the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

Lisa M. Sampson is the fund's primary portfolio manager responsible for investment allocation decisions. Ms. Sampson has managed the fund since January 2023. Ms. Sampson is an Investment Solutions Manager for BNY Mellon Wealth Management and has been employed by BNY Mellon since 2010. Ms. Sampson has been employed by BNYM Investment Adviser since June 2022 and manages the fund in her capacity as an employee of BNYM Investment Adviser.

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January 13, 2023

BNY MELLON INVESTMENT FUNDS V, INC.
-BNY Mellon Diversified International Fund

Supplement to Current Statement of Additional Information

The following information supplements the information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Lisa M. Sampson[1]	1	$303M	0	N/A	0	N/A

[1]	Because Ms. Sampson became a primary portfolio manager of BNYMDIF as of January 13, 2023, her information is as of December 31, 2022.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Lisa M. Sampson	N/A	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Lisa M. Sampson	BNYMDIF[1]	None

[1]	Ms. Sampson became a primary portfolio manager of BNYMDIF as of January 13, 2023, and, as of December 31, 2022, she did not own any shares of the fund.

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